Stock Incentive Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Stock Incentive Plans [Abstract]
Options to purchase shares of common stock outstanding		358,373		578,257
Common stock available for future grants or awards		568,429
Per-share fair value of stock options granted	$ 1.7		$ 1.7
Unrecognized compensation cost related to unvested stock options		$ 200
Unrecognized compensation cost related to unvested stock options, recognition period		1 year 9 months 18 days
Closing market price		$ 0.28
Common stock reserved for issuance		65,000
Shares issued under ESPP		18,141
ESPP price as a percent of fair market value		85.00%